New York Life Insurance Company 1 Rockwood Road Sleepy Hollow, NY 10591 Bus: 914-846-3408 E-Mail: Richard_Bowman@newyorklife.com www.newyorklife.com Richard P. Bowman Associate General Counsel

VIA EDGAR

May 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation

Multi-Funded Annuity Separate Account – I

File Nos. 02-86083 and 811-03831

Commissioners:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information that Registrant would have filed pursuant to Rule 497(c) would not have differed from that filed on April 12, 2013 as part of the Registrant’s most recent post-effective amendment to the registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2013.

If you have any questions regarding the foregoing, please contact the undersigned at (914) 846-3408.

Very truly yours,

/s/ Richard P. Bowman

Richard P. Bowman

Associate General Counsel

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